Annual Fund Operating Expenses - PIMCO Short Duration Municipal Income Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.33%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.33%
I-2
Operating Expenses:
Management Fees	0.43%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.43%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%
I-3
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.53%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.48%
A
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.73%
C
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.55%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03%
C-2
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.75%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23%

[1]	Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through July 31, 2022, to reduce its supervisory and administrative fee for the Fund’s I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.